STOCK BASED COMPENSATION (Details) (USD $)	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 0	$ 332,000,000	$ 404,000,000
2008 Incentive Award Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares (in shares)	2,000,000
Terms of Award	ten year period
Long Term Incentive Plan 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive plan award description	Three-Year Average Annual Total Shareholder Return
Long Term Incentive Plan 2012 [Member] | Unrestricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of awards payable (in hundredths)	50.00%
Long Term Incentive Plan 2012 [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of awards payable (in hundredths)	50.00%
Trustee Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 15,975	$ 7,560	$ 8,650